Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets
Goodwill and Intangible Assets

Note 4. Goodwill and Intangible Assets

        In accordance with applicable accounting standards, goodwill and intangible assets that are not amortized are subject to assessment for impairment by applying a fair-value based test on an annual basis or more frequently if circumstances indicate a potential impairment. As described in Note 1, the 2012 and 2011 results include pre-tax non-cash impairment charges of $908.9 million and $36.7 million, respectively, to reduce the carrying value of goodwill and trade names as a result of the Company's annual and interim impairment testing of goodwill and indefinite-lived intangible assets. There were no similar impairment charges included in continuing operations in 2010.

        During the years ended December 31, 2012 and 2011, the increase in goodwill and other intangible assets related primarily to tuck-in acquisitions completed throughout the period by Terminix, TruGreen and Merry Maids.

        The table below summarizes the goodwill balances by segment for continuing operations:

(In thousands)	Terminix	TruGreen	American Home Shield	ServiceMaster Clean	Other Operations & Headquarters	Total
Balance at December 31, 2010	$1,397,414	$1,191,071	$347,783	$135,894	$53,131	$3,125,293
Acquisitions	27,789	11,682	—	—	—	39,471
Other(1)	(685)	(831)	(210)	(217)	(841)	(2,784)

Balance at December 31, 2011	1,424,518	1,201,922	347,573	135,677	52,290	3,161,980
Impairment charge	—	(790,173)	—	—	—	(790,173)
Acquisitions	34,220	5,586	—	—	1,211	41,017
Other(1)	(248)	(266)	(93)	92	(58)	(573)

Balance at December 31, 2012	$1,458,490	$417,069	$347,480	$135,769	$53,443	$2,412,251

(1)
Reflects the impact of the amortization of tax deductible goodwill and foreign exchange rate changes. For 2011, the amount shown in the Other Operations & Headquarters column also reflects $0.8 million related to the sale of certain Merry Maids company-owned branches to existing and new franchisees.

        Accumulated impairment losses as of December 31, 2012 were $790.2 million and related entirely to the TruGreen reporting unit. There were no accumulated impairment losses as of December 31, 2011.

        The table below summarizes the other intangible asset balances for continuing operations:

	December 31, 2012			December 31, 2011
(In thousands)	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Trade names(1)	$2,214,800	$—	$2,214,800	$2,333,500	$—	$2,333,500
Customer relationships	697,264	(592,724)	104,540	683,324	(539,638)	143,686
Franchise agreements	88,000	(48,649)	39,351	88,000	(42,406)	45,594
Other	59,117	(44,339)	14,778	58,471	(37,712)	20,759

Total	$3,059,181	$(685,712)	$2,373,469	$3,163,295	$(619,756)	$2,543,539

(1)
Not subject to amortization.

        Amortization expense of $65.3 million, $91.4 million and $136.0 million was recorded in the years ended December 31, 2012, 2011 and 2010, respectively. For the existing intangible assets, the Company anticipates amortization expense of $54.1 million, $46.5 million, $25.3 million, $5.5 million and $4.2 million in 2013, 2014, 2015, 2016 and 2017, respectively.